RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties
Salaries, incentives and short-term benefits	$ 6,057	$ 3,051
Unit-based compensation expense including fair value adjustments	2,380	2,371
Total compensation paid or payable to key management personnel	8,437	5,422
Accounts payable and accrued liabilities	41,967	43,342
Reimbursement of out-of-pocket fees and expenses		2,000
Former Chief Executive Officer
Disclosure of transactions between related parties
Accounts payable and accrued liabilities	$ 400	0
Sandpiper Group
Disclosure of transactions between related parties
Reimbursement of out-of-pocket fees and expenses		$ 700